Contractual Residual Maturity of Gross Loans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Retail Loans Over five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Working capital finance Over five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Term loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Term loans Over five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Within one year INR	Mar. 31, 2011 Fair Values Of Gross Loans Over one year through five years INR	Mar. 31, 2011 Fair Values Of Gross Loans Over five years INR	Mar. 31, 2011 Retail Loans USD ($)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ($)	Mar. 31, 2010 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941.0	$ 37,017.3	1,648,750.3	1,320,941.0	$ 22,006.0	980,144.6	335,089.0	547,772.1	97,283.5	$ 6,626.0	295,123.0	200,690.0	93,374.3	1,058.7	$ 8,385.3	373,482.7	194,764.3	137,617.4	41,101.0	730,543.3	778,763.8	139,443.2	$ 22,006.0	980,144.6	$ 16,456.8	732,984.2